CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	95,840,138
In issue at December 31		96,162,410
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	96,162,410	95,840,138
Issued for cash		322,000
In issue at December 31	96,162,410	96,162,410
American depositary share [Member]
Disclosure of classes of share capital [line items]
In issue at January 1	24,040,602	23,960,035
Issued for cash		81,000
In issue at December 31	24,041,000	24,040,602
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	7,071,000	2,635,000
Purchased during the year	5,375,000	4,436,000
Balance at December 31	12,446,000	7,071,000
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	1,768,000	659,000
Purchased during the year	1,344,000	1,109,000
Balance at December 31	3,112,000	1,768,000